Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Book value	$ 1,490,369,000	$ 295,514,000	[1]	$ 520,401,000	[1]	$ 411,081,000	[1]
Restricted cash, Book value	717,388,000	272,787,000
Derivative assets, Book value	24,549,000	32,673,000
Notes receivable, Book value	135,154,000	75,788,000
Assets, Book value	2,367,460,000	676,762,000
Debt, Book value	30,402,392,000	6,236,892,000
Derivative liabilities, Book value	2,208,000	7,233,000
Guarantee, Book value	133,500,000
Liabilities, Book value	30,538,100,000	6,244,125,000
Cash and cash equivalents, Fair value	1,490,369,000	295,514,000
Restricted cash, Fair Value	717,388,000	272,787,000
Derivative assets, Fair value	24,549,000	32,673,000
Notes receivable, Fair Value	135,154,000	75,788,000
Assets, Fair value	2,367,460,000	676,762,000
Debt, Fair value	30,384,868,000	6,333,906,000
Derivative liabilities, Fair value	2,208,000	7,233,000
Guarantee, Fair value	131,814,000
Liabilities, Fair value	30,518,890,000	6,341,139,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair value	1,490,369,000	295,514,000
Restricted cash, Fair Value	717,388,000	272,787,000
Assets, Fair value	2,207,757,000	568,301,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, Fair value	24,549,000	32,673,000
Notes receivable, Fair Value	135,154,000	75,788,000
Assets, Fair value	159,703,000	108,461,000
Debt, Fair value	30,384,868,000	6,430,920,000
Derivative liabilities, Fair value	2,208,000	7,233,000
Liabilities, Fair value	30,387,076,000	6,438,153,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantee, Fair value	131,814,000
Liabilities, Fair value	$ 131,814,000

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.